Financial Risk Management (Details 4) - Credit Risk [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Total trade and other receivables and amount due from related parties	$ 189,925	$ 196,536
New Zealand [Member]
Total trade and other receivables and amount due from related parties	121,588	134,291
Australia [Member]
Total trade and other receivables and amount due from related parties	7,344	9,759
South America [Member]
Total trade and other receivables and amount due from related parties	58,799	48,285
China [Member]
Total trade and other receivables and amount due from related parties	$ 2,194	$ 4,201